Other (expenses) income, net (Tables)	12 Months Ended
Mar. 31, 2023
Other Income and Expenses [Abstract]
Schedule of other (expenses) income, net
	Year ended March 31,
	2021	2022	2023

Gain (loss) on disposal of property, plant and equipment, net	$22	$(24)	$18
Foreign exchange gain (loss), net	567	(352)	(256)
(Provision for) reversal of credit losses, net	(397)	148	229
Others	213	302	1,023
Other income, net	$405	$74	$1,014